Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Paybles

	As of December 31,
	2016	2017
	NT$	NT$
Payables for equipment	3,486,635	2,234,142
Payables for employees’ compensations	3,880,980	3,476,527
Others	4,528,902	4,372,035

	11,896,517	10,082,704